Fair Value Measurements - Summary of Gross Holding Losses and Fair Value of Held-to-Maturity Securities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Crescent Acquisition Corp | U.S. Treasury Bills
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Held-to-maturity security maturity date	Mar. 12, 2020